FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

The preferred market didn’t miss a beat in the third fiscal quarter1, continuing where it left off second quarter with additional positive returns. Total return2 on net asset value (“NAV”) was 7.3% for the quarter, bringing the total return for the first nine months of fiscal 2016 to 12.1%. Total return on market price over the same periods was 6.5% and 15.6%, respectively.

Tailwinds described earlier in the year continued unabated during the most recent quarter. Monetary policy globally was very accommodative; supply of new preferred securities was subdued; “legacy” (those losing regulatory-capital treatment) and higher-coupon preferred securities were redeemed at a healthy pace; and credit quality remained strong. Preferred securities offered yield to investors struggling to find it in other places, which resulted in strong demand and higher prices for the asset class.

There is a direct inverse relationship in fixed-income securities (including preferreds) between price and yield, and higher prices this year have led to much lower coupons for newly-issued preferred securities. Many new issues during the quarter yield in the range of 4.5%—5.5%, which in many cases is lower than early-2016 levels by almost 1.0%. These lower yields on preferreds were the result of lower overall interest rates (Treasuries and Swap Rates) and tighter spreads. Many issuers have taken advantage of persistently-low rates and positive market sentiment to refinance higher-coupon securities.

Although U.S. interest rates remain very low, the short end of the curve (notably T-bills and LIBOR) has moved higher in recent months as investors begin to factor in additional rate hikes by the Federal Reserve. The Federal Open Market Committee passed on a rate hike at its meeting on September 21, however, so markets continue to wrestle with predicting a future path of increases. Higher levels of 3-month LIBOR have resulted in higher leverage costs for the Fund, and future changes in this reference rate will be highly correlated to Federal Reserve rate changes. Although leverage still adds substantial incremental net income for the Fund, we expect that to decline modestly over time as borrowing costs rise.

We continue to see value in preferred securities, although security selection has become more challenging as yields have moved lower and older, higher-coupon issues have been refinanced. Flows into the preferred market (via mutual funds, exchange-traded funds (ETFs), asset managers, and retail investors) have been very strong for many years. If anything gives us pause, it is more this level of inflow than current valuations. ETFs that invest in preferreds have become very large relative to their target market segment ($25-par listed securities), and it isn’t clear where the outer limits are located. We know ETFs have been a source of volatility in the past (or opportunity, depending on one’s viewpoint), and we expect they could be again in the future. Preferreds should benefit from continued strong credit quality, reliably earning coupons—many of them tax-advantaged—over time. However, at current levels they are potentially more sensitive to changes in market sentiment than they were six months ago.

[1]	June 1, 2016—August 31, 2016
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2016

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2016 (Unaudited)

Fund Statistics

Net Asset Value	$25.78

Market Price	$25.03

Discount	2.91%

Yield on Market Price	7.67%

Common Stock Shares Outstanding	19,157,469

Moody’s Ratings*	% of Net Assets†

A	2.0%

BBB	54.8%

BB	29.9%

Below “BB”	3.6%

Not Rated**	6.8%

Below Investment Grade***	34.0%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 2.9%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Citigroup	4.8%

Bank of America Corporation	4.6%

Liberty Mutual Group	4.5%

MetLife	4.2%

Morgan Stanley	3.8%

Fifth Third Bancorp	3.6%

M&T Bank Corporation	3.3%

PNC Financial Services Group	3.3%

JPMorgan Chase	3.2%

AXA SA	2.6%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	63%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	48%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 94.7%
	Banking — 52.9%
7,000	AgStar Financial Services ACA, 6.75%, 144A****	$7,434,875	*
103,166	Astoria Financial Corp., 6.50%, Series C	2,776,455	*
$1,738,000	Australia & New Zealand Banking Group Ltd., 6.75%, 144A****	1,956,974	**(2)
$1,000,000	Banco Bilbao Vizcaya Argentaria SA, 9.00%, 144A****	1,048,750	**(2)
	Bank of America Corporation:
40,000	6.00%, Series EE	1,080,000	*
$1,800,000	6.30%, Series DD	1,971,000	*
$9,107,000	6.50%, Series Z	9,938,924	*(1)
$7,350,000	8.00%, Series K	7,570,500	*(1)
$13,105,000	8.125%, Series M	13,512,539	*(1)
60,000	Barclays Bank PLC, 7.10%, Series 3	1,547,400	**(2)
	BNP Paribas:
$7,800,000	7.375%, 144A****	7,946,250	**(1)(2)
$2,000,000	7.625%, 144A****	2,108,000	**(2)
76,704	Capital One Financial Corporation, 6.70%, Series D	2,203,131	*(1)
	Citigroup, Inc.:
1,170,807	6.875%, Series K	34,670,522	*(1)
24,371	7.125%, Series J	740,452	*
$5,000,000	Citizens Financial Group, Inc., 5.50%	4,962,500	*(1)
	CoBank ACB:
38,100	6.20%, Series H, 144A****	3,998,119	*
3,450	6.25%, Series F, 144A****	368,395	*
$550,000	6.25%, Series I, 144A****	596,799	*
813,953	Fifth Third Bancorp, 6.625%, Series I	26,455,507	*(1)
5,000	First Horizon National Corporation, 6.20%, Series A	130,912	*
23,083	First Republic Bank, 6.20%, Series B	606,910	*
	Goldman Sachs Group:
10,000	5.50%, Series J	271,425	*
$1,170,000	5.70%, Series L	1,196,618	*
54,609	6.30%, Series N	1,515,946	*
531,522	6.375%, Series K	15,531,073	*(1)
	HSBC PLC:
$4,458,000	HSBC Capital Funding LP, 10.176%, 144A****	6,760,557	(1)(2)
$3,988,000	HSBC Holdings PLC, 6.875%	4,182,415	**(1)(2)
332,000	Huntington Bancshares, Inc., 6.25%, Series D	9,260,310	*(1)
133,400	ING Groep NV, 6.375%	3,428,380	**(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	JPMorgan Chase & Company:
$10,700,000	6.00%, Series R	$11,306,690	*(1)
$8,000,000	6.75%, Series S	9,031,680	*(1)
$3,331,000	7.90%, Series I	3,460,076	*(1)
34,219	KeyCorp, 8.625%, Series C	896,538	*
$14,022,000	Lloyds Banking Group PLC, 6.657%, 144A****	15,634,530	**(1)(2)
	M&T Bank Corporation:
$15,425,000	6.450%, Series E	17,237,438	*(1)
$6,789,000	6.875%, Series D, 144A****	6,848,404	*(1)
	Morgan Stanley:
674,994	6.875%, Series F	20,216,070	*(1)
241,200	7.125%, Series E	7,381,323	*(1)
	PNC Financial Services Group, Inc.:
354,580	6.125%, Series P	10,741,115	*(1)
$11,748,000	6.75%, Series O	13,275,240	*(1)
$8,625,000	RaboBank Nederland, 11.00%, 144A****	10,560,234	(1)(2)
627,170	Regions Financial Corporation, 6.375%, Series B	18,521,898	*(1)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425%	5,126,563	**(1)(2)
538,500	7.25%, Series T	13,672,515	**(1)(2)
$5,000,000	Societe Generale SA, 8.00%, 144A****	5,106,250	**(1)(2)
$5,835,000	Standard Chartered PLC, 7.50%, 144A****	5,843,753	**(2)
26,174	State Street Corporation, 5.90%, Series D	748,118	*(1)
288,008	SunTrust Banks, Inc., 5.875%, Series E	7,506,208	*(1)
97,150	US Bancorp, 6.50%, Series F	3,036,180	*(1)
50,000	Valley National Bancorp, 6.25%, Series A	1,477,500	*
	Wells Fargo & Company:
180,300	5.85%, Series Q	5,068,684	*(1)
$9,025,000	7.98%, Series K	9,555,219	*(1)
	Zions Bancorporation:
10,000	6.30%, Series G	320,225	*
$10,000,000	7.20%, Series J	10,675,000	*(1)

		389,019,089

	Financial Services — 0.4%
$1,440,000	AerCap Global Aviation Trust, 6.50% 06/15/45, 144A****	1,486,800	(2)
	Charles Schwab Corporation:
4,300	5.95%, Series D	118,218	*
55,700	6.00%, Series C	1,533,003	*(1)

		3,138,021

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — 25.9%
373,578	Allstate Corp., 6.625%, Series E	$10,524,626	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57%, 144A****	350,700
$497,000	AIG Life Holdings, Inc., 8.125%, 144A****	657,282
$350,000	American International Group, Inc., 8.175% 05/15/58	459,375
$1,010,000	Aon Corporation, 8.205% 01/01/27	1,343,300
317,980	Arch Capital Group, Ltd., 6.75%, Series C	8,424,085	**(1)(2)
	AXA SA:
$6,550,000	6.379%, 144A****	7,172,250	**(1)(2)
$8,500,000	8.60% 12/15/30	11,976,075	(1)(2)
646,952	Axis Capital Holdings Ltd., 6.875%, Series C	16,925,882	**(1)(2)
$5,000,000	Catlin Insurance Company Ltd., 7.249%, 144A****	3,862,500	(1)(2)
6,000	Delphi Financial Group, 7.376% 05/15/37	133,875
47,000	Endurance Specialty Holdings, 6.35%, Series C	1,309,890	**(2)
$988,000	Everest Re Holdings, 6.60% 05/15/37	805,220	(1)
137,500	Hartford Financial Services Group, Inc., 7.875%	4,339,844	(1)
	Liberty Mutual Group:
$17,950,000	7.80% 03/15/37, 144A****	20,866,875	(1)
$8,195,000	10.75% 06/15/58, 144A****	12,394,938	(1)
	MetLife:
$3,759,000	MetLife, Inc., 10.75% 08/01/39	6,061,388	(1)
$17,200,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	24,631,776	(1)
	PartnerRe Ltd.:
77,450	5.875%, Series I	2,137,620	**(1)(2)
37,556	6.50%, Series G	1,093,255	**(1)(2)
252,464	7.25%, Series H	7,940,624	**(1)(2)
	Prudential Financial, Inc.:
$5,574,000	5.625% 06/15/43	5,985,083	(1)
$5,848,000	5.875% 09/15/42	6,483,970	(1)
	QBE Insurance:
$10,900,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	12,412,375	(1)(2)
	Unum Group:
$1,750,000	Provident Financing Trust I, 7.405% 03/15/38	1,964,975
	W.R. Berkley Corporation:
229,926	5.625% 04/30/53	5,978,651	(1)
100,020	5.75% 06/01/56	2,625,775	(1)
1,530	5.90% 03/01/56	40,759
	XL Group PLC:
$14,850,000	XL Capital Ltd., 6.50%, Series E	11,152,350	(1)(2)

		190,055,318

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — 5.6%
	Commonwealth Edison:
$2,000,000	COMED Financing III, 6.35% 03/15/33	$2,132,786
381,000	Dominion Resources, Inc., 5.25% 07/30/76, Series A	9,815,512
100,000	DTE Energy Company, 5.375% 06/01/76, Series B	2,621,250	(1)
$6,830,000	Emera, Inc, 6.75% 06/15/76, Series 2016A	7,398,550	(1)(2)
121,452	Integrys Energy Group, Inc., 6.00%	3,340,234	(1)
	PPL Corp:
$8,500,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	7,380,618	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	4,719,715	(1)
50,000	SCE Trust V, 5.45%, Series K	1,483,125	*(1)
$2,000,000	Southern California Edison Co., 6.25%, Series E	2,249,160	*

		41,140,950

	Energy — 5.2%
$9,780,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	7,530,600	(1)
$19,804,000	Enbridge Energy Partners LP, 8.05% 10/01/37	16,907,665	(1)
	Enterprise Products Operating L.P.:
$3,675,000	7.034% 01/15/68, Series B	3,909,667	(1)
$3,750,000	8.375% 08/01/66, Series A	3,520,312	(1)
94,595	Kinder Morgan, Inc., 9.75%, Series A	4,746,777	*
$1,500,000	Transcanada Pipelines, Ltd., 5.875% 08/15/76, Series 2016A	1,602,188	(2)

		38,217,209

	Real Estate Investment Trust (REIT) — 2.8%
425,148	Alexandria Real Estate, 6.45%, Series E	10,968,818	(1)
	National Retail Properties, Inc.:
45,300	5.70%, Series E	1,208,717	(1)
48,284	6.625%, Series D	1,250,676	(1)
	PS Business Parks, Inc.:
22,908	5.70%, Series V	603,912
20,867	5.75%, Series U	540,247
120,658	6.00%, Series T	3,179,338	(1)
70,524	6.45%, Series S	1,829,569	(1)
47,489	Regency Centers Corporation, 6.625%, Series 6	1,235,308

		20,816,585

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Miscellaneous Industries — 1.9%
	BHP Billiton Limited:
$1,400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% 10/19/75, 144A****	$1,601,250	(2)
$11,700,000	Land O’ Lakes, Inc., 8.00%, 144A****	12,445,875	*(1)

		14,047,125

	Total Preferred Securities (Cost $658,493,143)	696,434,297

Corporate Debt Securities — 2.3%
	Banking — 1.9%
422,286	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	11,018,497	(1)
89,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	2,744,092

13,762,589

	Communication — 0.3%
	Qwest Corporation:
84,000	6.50% 09/01/56	2,180,002
16,000	6.625% 09/15/55	424,360

		2,604,362

	Miscellaneous Industries — 0.1%
25,000	eBay, Inc., 6.00% 02/01/56	686,062

		686,062

	Total Corporate Debt Securities (Cost $15,772,363)	17,053,013

Common Stock — 1.7%
	Energy — 1.7%
555,315	Kinder Morgan, Inc.	12,133,633	*

		12,133,633

	Total Common Stock (Cost $9,576,730)	12,133,633

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2016 (Unaudited)

Shares/$ Par		Value
Money Market Fund — 0.2%
	BlackRock Liquidity Funds:
1,646,905	T-Fund, Institutional Class	$1,646,905

	Total Money Market Fund (Cost $1,646,905)	1,646,905

Total Investments (Cost $685,489,141***)	98.9%		727,267,848

Other Assets And Liabilities (Net)	1.1%		7,951,065

Total Managed Assets	100.0%	‡	$735,218,913

Loan Principal Balance			(241,300,000)

Total Net Assets Available To Common Stock			$493,918,913

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2016, these securities amounted to $181,625,111 or 24.7% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $453,664,494 at August 31, 2016.
(2)	Foreign Issuer.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

Value
OPERATIONS:
Net investment income	$26,989,545
Net realized gain/(loss) on investments sold during the period	868,938
Change in net unrealized appreciation/(depreciation) of investments	25,718,798

Net increase in net assets resulting from operations	53,577,281

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(27,586,206)

Total Distributions to Common Stock Shareholders	(27,586,206)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	16,481

Net increase in net assets available to Common Stock resulting from Fund share transactions	16,481

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$26,007,556

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$467,911,357
Net increase in net assets during the period	26,007,556

End of period	$493,918,913

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2015 through August 31, 2016 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.43

INVESTMENT OPERATIONS:
Net investment income	1.41
Net realized and unrealized gain/(loss) on investments	1.38

Total from investment operations	2.79

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.44)

Total distributions to Common Stock Shareholders	(1.44)

Net asset value, end of period	$25.78

Market value, end of period	$25.03

Common Stock shares outstanding, end of period	19,157,469

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.75	%*
Operating expenses including interest expense	1.82	%*
Operating expenses excluding interest expense	1.12	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	11	%**
Total managed assets, end of period (in 000’s)	$735,219
Ratio of operating expenses including interest expense to total managed assets	1.20	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.73	%*

(1)

These tables summarize the nine months ended August 31, 2016 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2015.

*	Annualized.
**	Not annualized.
†	The net investment income ratio reflects income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2015	$0.1600	$24.20	$22.90	$22.87
January 29, 2016	0.1600	23.73	23.19	22.85
February 29, 2016	0.1600	23.14	22.64	22.68
March 31, 2016	0.1600	23.72	23.54	23.44
April 29, 2016	0.1600	23.99	23.96	23.99
May 31, 2016	0.1600	24.49	23.97	24.02
June 30, 2016	0.1600	24.64	24.25	24.46
July 29, 2016	0.1600	25.36	24.96	24.92
August 31, 2016	0.1600	25.78	25.03	25.03

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2016, the aggregate cost of securities for federal income tax purposes was $691,609,149, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,128,277 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,469,578.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2016 is as follows:

	Total Value at August 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$389,019,089	$328,681,919	$60,337,170	$—
Financial Services	3,138,021	1,651,221	1,486,800	—
Insurance	190,055,318	116,114,953	73,940,365	—
Utilities	41,140,950	32,039,289	9,101,661	—
Energy	38,217,209	13,778,944	24,438,265	—
Real Estate Investment Trust (REIT)	20,816,585	20,816,585	—	—
Miscellaneous Industries	14,047,125	1,601,250	12,445,875	—
Corporate Debt Securities
Banking	13,762,589	13,762,589	—	—
Communication	2,604,362	2,604,362	—	—
Miscellaneous Industries	686,062	686,062	—	—
Common Stock
Energy	12,133,633	12,133,633	—	—
Money Market Fund	1,646,905	1,646,905	—	—

Total Investments	$727,267,848	$545,517,712	$181,750,136	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

R. Eric Chadwick, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger W. Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2016

www.preferredincome.com